CONSOLIDATED CASH FLOW STATEMENT - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		£ 2,825	£ 2,732	£ 2,660
Revaluation of investment properties		(575)	209	108
Allowance for loan losses		(1,378)	4,155	1,296
Write-off of allowance for loan losses, net of recoveries		(935)	(1,377)	(1,458)
Impairment (credit) charge relating to undrawn balances		(257)	289	(15)
Change in insurance contract liabilities		7,328	4,554	12,593
Other provision movements		(66)	85	(165)
Net charge in respect of defined benefit schemes		236	247	245
Foreign exchange impact on balance sheet		140	865	533
Interest expense on subordinated liabilities		1,320	1,080	1,228
Net gain on sale of financial assets at fair value through other comprehensive income		2	(149)	(196)
Hedging valuation adjustments on subordinated debt		(781)	280	440
Value of employee services		182	122	236
Transactions in own shares		(13)	293	(3)
Accretion of discounts and amortisation of premiums and issue costs		(306)	(82)	445
Share of post-tax results of associates and joint ventures		(2)	13	(6)
Gain on establishment of joint venture		0	0	(244)
Transfers to income statement from reserves		(621)	(496)	(608)
Other non-cash items		(159)	(38)	(88)
Total non-cash items		8,227	12,871	19,879
Contributions to defined benefit schemes	£ 1,100	(1,347)	(1,153)	(1,069)
Payments in respect of regulatory and legal provisions		817	2,241	3,239
Other		0	117	2
Total other items		(2,164)	(3,277)	(4,306)
Non-cash and other items		6,063	9,594	15,573
Regulatory and legal provisions
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Regulatory and legal provisions		1,300	464	2,895
Loans and receivables
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		(1,121)	3,856	1,312
Financial assets at fair value through other comprehensive income
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of financial assets at fair value through other comprehensive income		(2)	5	(1)
Disposal of tangible fixed assets
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Profit on disposal of tangible fixed assets		£ (268)	£ (81)	£ (32)